SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Contract balances, Segment reporting (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Contract balances
Accrues warranty liability, percent of the revenue	5.00%			5.00%
Contract assets						$ 0	$ 0
Revenue recognized that was included in contract liabilities	¥ 1,735	$ 259	¥ 769
Contract liabilities	¥ 4,563			$ 681	¥ 4,174
Value added tax rate	6.00%	6.00%
Retail revenue | Minimum
Contract balances
Value added tax rate	3.00%	3.00%
Retail revenue | Maximum
Contract balances
Value added tax rate	13.00%	13.00%